Equity - Schedule of Historical and Current Estimated Per Share NAV (Details) - $ / shares	Apr. 02, 2020	Apr. 04, 2019	Apr. 06, 2018
Class of Stock [Line Items]
Share Price	$ 9.54	$ 9.54	$ 9.65